Revenue Analysis and Segment Information (Details) - Schedule of reportable segment revenues - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenues	$ 260,026	$ 290,790
Commodity Trading [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, net	255,575	268,489
Cost of revenues	(250,301)	(264,764)
Revenue Net Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, net – Others	5,971	23,018
Cost of revenues	(270,597)	(277,879)
Reconciling Items
Selling, general and administrative	(189,521)	(19,064)	(1,893)
Depreciation and amortization	(7,960)	(4,007)
Impairment of intangible assets	(8,425)	(925)
Interest income	424
Other (expense)/income	(15,131)	(9,358)	(5,616)
Current income tax expense	(536)	(3)
Net (loss)/income	(230,212)	(52,425)	(7,509)
Insurance Marketing [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Eliminations	(1,520)	(717)
Eliminations		(1)
Cost of Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues-Others	$ (20,296)	$ (13,114)